Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosures
Revenue	€ 24,708	€ 23,461	€ 22,062
EMEA
Disclosures
Revenue	11,104	10,415	9,755
Americas
Disclosures
Revenue	9,713	9,347	8,931
APJ
Disclosures
Revenue	3,891	3,699	3,377
Operating segments
Disclosures
Revenue	24,386	23,122	21,773
Operating segments | EMEA
Disclosures
Revenue	11,037
Operating segments | Americas
Disclosures
Revenue	9,532
Operating segments | APJ
Disclosures
Revenue	3,817
Operating segments | Applications, Technology & Services
Disclosures
Revenue	20,806	20,218	19,211
Operating segments | Applications, Technology & Services | EMEA
Disclosures
Revenue	10,178
Operating segments | Applications, Technology & Services | Americas
Disclosures
Revenue	7,197
Operating segments | Applications, Technology & Services | APJ
Disclosures
Revenue	3,431
Operating segments | SAP Business Network
Disclosures
Revenue	2,629	2,261	1,925
Operating segments | SAP Business Network | EMEA
Disclosures
Revenue	443
Operating segments | SAP Business Network | Americas
Disclosures
Revenue	1,915
Operating segments | SAP Business Network | APJ
Disclosures
Revenue	271
Operating segments | Customer Experience
Disclosures
Revenue	951	€ 643	€ 637
Operating segments | Customer Experience | EMEA
Disclosures
Revenue	416
Operating segments | Customer Experience | Americas
Disclosures
Revenue	421
Operating segments | Customer Experience | APJ
Disclosures
Revenue	€ 114